Financial instruments - Maximum Credit Risk for these Financial Instruments (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Fair Value Disclosures [Abstract]
Cash and cash equivalents and restricted cash	$ 76,145
Accounts receivable	554,438
Allowance for doubtful accounts	(30,244)
Notes receivable	158,836
Maximum exposure to credit risk for financial instruments	$ 759,175